Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0000889353
Registrant Name	Sentinel Holdings, Ltd
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A